Reverse takeover transaction with NCAC (Details) - $ / shares	12 Months Ended
	Mar. 31, 2024	Jan. 26, 2024	Jan. 25, 2024
Reverse takeover transaction with NCAC
Closing trading price			$ 359.25
Consolidation pre-share			4.79
NCAC
Reverse takeover transaction with NCAC
Closing trading price	$ 359.25	$ 266.255	359.25
Consolidation pre-share		$ 3.55	$ 4.79
Consideration shares issued to NCAC shareholders	103,929